Total Equity - Authorized and Issued capital (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Multiple voting shares
Total Equity
Voting percentage of multiple voting shares	41.80%
Number of shares issued	1,548,000	1,548,000
Subordinate voting shares
Total Equity
Number of shares issued	21,880,169	22,886,704
Number of shares reserved for share-based payments	1,772,853	1,967,008